FAIR VALUE MEASUREMENTS, Level 3 Fair Value Measurements Inputs (FY) (Details)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurements [Abstract]
Expected life of the options to convert	5 years	5 years
Private Placement Warrant [Member]
Fair Value Measurements [Abstract]
Expected life of the options to convert	5 years 3 months 29 days	5 years 5 months 12 days	5 years 11 months 12 days
Private Placement Warrant [Member] | Common Share Price [Member]
Fair Value Measurements [Abstract]
Measurement input	10.25	10.13	9.77
Private Placement Warrant [Member] | Volatility [Member]
Fair Value Measurements [Abstract]
Measurement input	0.037	0.1020	0.2259
Private Placement Warrant [Member] | Risk Free Rate [Member]
Fair Value Measurements [Abstract]
Measurement input	0.0242	0.0130	0.0050
Private Placement Warrant [Member] | Dividend Yield [Member]
Fair Value Measurements [Abstract]
Measurement input	0	0	0
FPA Liability - Committed [Member]
Fair Value Measurements [Abstract]
Expected life of the options to convert	3 months 29 days	5 months 12 days	11 months 12 days
FPA Liability - Committed [Member] | Common Share Price [Member]
Fair Value Measurements [Abstract]
Measurement input	10.25	10.13	9.77
FPA Liability - Committed [Member] | Risk Free Rate [Member]
Fair Value Measurements [Abstract]
Measurement input	0.0069	0.0017	0.0010
FPA Liability - Optional [Member]
Fair Value Measurements [Abstract]
Expected life of the options to convert	3 months 29 days	5 months 12 days	11 months 12 days
FPA Liability - Optional [Member] | Common Share Price [Member]
Fair Value Measurements [Abstract]
Measurement input	10.25	10.13	9.77
FPA Liability - Optional [Member] | Volatility [Member]
Fair Value Measurements [Abstract]
Measurement input	0.037	0.050	0.10
FPA Liability - Optional [Member] | Risk Free Rate [Member]
Fair Value Measurements [Abstract]
Measurement input	0.0069	0.0017	0.0010